Financial instruments - valuation - Movement in Level 3 portfolios - Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Level 3 | Other
Movement in level 3 assets
Amounts recorded in the income statement		£ 15
Recurring
Movement in level 3 assets
At 1 January	£ 276,772
At 31 December	280,855	276,772
Recurring | Level 3
Movement in level 3 assets
At 1 January	2,554	3,300
Amounts recorded in the income statement	106	(419)
Amounts recorded in the statement of comprehensive income	63	86
Level 3 transfers in	426	494
Level 3 transfers out	(139)	(916)
Purchases	605	1,136
Settlements	(446)	(256)
Sales	(1,449)	(867)
Foreign exchange and other adjustments	3	(4)
At 31 December	1,723	2,554
Amounts recorded in the income statement in respect of balances held at year end - unrealised	107	(413)
Recurring | Level 3 | Trading assets
Movement in level 3 assets
At 1 January	2,233	2,657
Amounts recorded in the income statement	127	(418)
Level 3 transfers in	165	492
Level 3 transfers out	(139)	(857)
Purchases	441	1,121
Settlements	(293)	(218)
Sales	(1,148)	(541)
Foreign exchange and other adjustments	2	(3)
At 31 December	1,388	2,233
Amounts recorded in the income statement in respect of balances held at year end - unrealised	129	(421)
Recurring | Level 3 | Other financial assets
Movement in level 3 assets
At 1 January	321	643
Amounts recorded in the income statement	(21)	(1)
Amounts recorded in the statement of comprehensive income	63	86
Level 3 transfers in	261	2
Level 3 transfers out		(59)
Purchases	164	15
Settlements	(153)	(38)
Sales	(301)	(326)
Foreign exchange and other adjustments	1	(1)
At 31 December	335	321
Amounts recorded in the income statement in respect of balances held at year end - unrealised	(22)	8
Continuing operations | Level 3 | Held-for-trading
Movement in level 3 assets
Amounts recorded in the income statement	194	(596)
Continuing operations | Level 3 | Other financial assets
Movement in level 3 assets
Amounts recorded in the income statement	£ (21)	£ 15